Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2018
Supplement [Text Block]	ddit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® Equity Dividend Fund

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2017 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	3/18/1988	12.39	11.62	3.67
After tax on distributions		11.94	11.14	3.27
After tax on distributions and sale of fund shares		7.35	9.21	2.85
Class T before tax	6/5/2017	16.31	12.43	4.13
Class C before tax	9/11/1995	18.36	12.10	3.50
Class R before tax	10/1/2003	18.95	12.67	3.99
INST Class before tax	8/19/2002	19.56	13.25	4.61
Class S before tax	2/28/2005	19.55	13.23	4.51
Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		21.83	15.79	8.50

	Class Inception	1 Year	Since Inception
Class R6 before tax	3/2/2015	19.68	9.12
Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		21.83	11.11

DWS CROCI Equity Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ddit_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS CROCI® Equity Dividend Fund

The following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2017 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	3/18/1988	12.39	11.62	3.67
After tax on distributions		11.94	11.14	3.27
After tax on distributions and sale of fund shares		7.35	9.21	2.85
Class T before tax	6/5/2017	16.31	12.43	4.13
Class C before tax	9/11/1995	18.36	12.10	3.50
Class R before tax	10/1/2003	18.95	12.67	3.99
INST Class before tax	8/19/2002	19.56	13.25	4.61
Class S before tax	2/28/2005	19.55	13.23	4.51
Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		21.83	15.79	8.50

	Class Inception	1 Year	Since Inception
Class R6 before tax	3/2/2015	19.68	9.12
Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes)		21.83	11.11

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For periods ended 12/31/2017 expressed as a %)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
DWS CROCI Equity Dividend Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.39%
5 Years	rr_AverageAnnualReturnYear05	11.62%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 18, 1988
DWS CROCI Equity Dividend Fund | before tax | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.31%
5 Years	rr_AverageAnnualReturnYear05	12.43%
10 Years	rr_AverageAnnualReturnYear10	4.13%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2017
DWS CROCI Equity Dividend Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.36%
5 Years	rr_AverageAnnualReturnYear05	12.10%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Class Inception	rr_AverageAnnualReturnInceptionDate	Sep. 11, 1995
DWS CROCI Equity Dividend Fund | before tax | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.95%
5 Years	rr_AverageAnnualReturnYear05	12.67%
10 Years	rr_AverageAnnualReturnYear10	3.99%
Class Inception	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
DWS CROCI Equity Dividend Fund | before tax | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.68%
Since Inception	rr_AverageAnnualReturnSinceInception	9.12%
Class Inception	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2015
DWS CROCI Equity Dividend Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.56%
5 Years	rr_AverageAnnualReturnYear05	13.25%
10 Years	rr_AverageAnnualReturnYear10	4.61%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2002
DWS CROCI Equity Dividend Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.55%
5 Years	rr_AverageAnnualReturnYear05	13.23%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
DWS CROCI Equity Dividend Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.94%
5 Years	rr_AverageAnnualReturnYear05	11.14%
10 Years	rr_AverageAnnualReturnYear10	3.27%
DWS CROCI Equity Dividend Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.35%
5 Years	rr_AverageAnnualReturnYear05	9.21%
10 Years	rr_AverageAnnualReturnYear10	2.85%
DWS CROCI Equity Dividend Fund | Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
DWS CROCI Equity Dividend Fund | Standard & Poor's 500 Index (S&P 500) (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.79%
10 Years	rr_AverageAnnualReturnYear10	8.50%